UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Bond Fund, Inc.
March 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey--86.1%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	7,540,000		7,559,076
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000		5,466,175
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		4,750,161
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		2,090,280
Delaware River Port Authority,
Revenue	5.00	1/1/30	3,500,000		3,797,920
Delaware River Port Authority,
Revenue	5.00	1/1/35	3,500,000		3,739,540
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/21	685,000	a	479,315
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/26	745,000	a	385,180
East Orange Board of Education,
COP, LR (Insured; Assured
Guaranty Municipal Corp.)	0.00	2/1/28	2,345,000	a	1,070,258
Essex County,
GO (General Improvement)	5.00	8/1/23	15,200,000		17,649,480
Garden State Preservation Trust,
Revenue (Open Space and
Farmland Preservation Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.75	11/1/28	5,000,000		6,469,700
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	4/1/38	7,000,000		7,530,670
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	1,825,000		2,063,801
Higher Education Student

Assistance Authority of New
Jersey, Student Loan Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.13	6/1/17	280,000		280,832
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	a	915,210
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,426,601
Middletown Township Board of
Education, GO	5.00	8/1/25	4,140,000		4,754,086
Middletown Township Board of
Education, GO	5.00	8/1/26	2,935,000		3,356,848
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000		2,321,275
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	2,000,000		2,204,900
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,240,000		1,247,762
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	1,540,000		1,553,059
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,365,000		1,421,866
New Jersey Economic Development
Authority, Gas Facilities
Revenue (NUI Corporation
Project)	5.25	11/1/33	2,780,000		2,781,140
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	a	2,459,403
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;

National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	a	1,823,572
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	a	972,350
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	a	2,901,763
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	a	4,063,800
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	a	1,915,850
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	a	4,418,960
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	a	3,581,880
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/18	2,265,000		2,678,702
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.75	9/1/23	3,765,000		4,549,588
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	10,000,000		12,095,700
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000		11,985,200
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	3,000,000		3,341,730
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.60	11/1/34	6,600,000		7,330,422
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American

Water Company, Inc. Project)	5.70	10/1/39	5,000,000		5,470,650
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000		4,782,294
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000		1,043,520
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000		527,620
New Jersey Educational Facilities
Authority, Revenue (Kean
University Issue)	5.00	9/1/21	1,500,000		1,720,965
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000		2,150,140
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	12,165,000		13,029,445
New Jersey Educational Facilities
Authority, Revenue (New Jersey
Institute of Technology Issue)	5.00	7/1/31	2,000,000		2,151,660
New Jersey Educational Facilities
Authority, Revenue (Princeton
Theological Seminary Issue)	5.00	7/1/29	5,000,000		5,819,350
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000	b	137,254
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,530,315
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000		5,804,200
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000		5,167,400
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000		7,779,853
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)
(Prerefunded)	5.38	7/1/14	2,500,000	b	2,773,550
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	7,910,000		8,449,304

New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/38	3,745,000		3,991,721
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.00	9/1/17	4,165,000		5,033,861
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	5.00	9/1/18	5,200,000		6,384,092
New Jersey Health Care Facilities
Financing Authority, Revenue
(AHS Hospital Corporation
Issue)	5.00	7/1/27	5,400,000		5,700,402
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.00	7/1/12	1,670,000		1,687,902
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue)	6.25	7/1/17	2,730,000		2,860,630
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue) (Prerefunded)	6.25	7/1/12	2,270,000	b	2,304,935
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center Issue)	5.00	7/1/22	3,975,000		4,282,347
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.63	7/1/32	3,000,000		3,190,980
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)
(Prerefunded)	5.75	7/1/13	3,000,000	b	3,186,450
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/19	550,000		690,442
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue)	5.00	1/1/28	2,780,000		2,876,383

New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/36	2,900,000		3,069,940
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/15	3,410,000		3,634,446
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/23	2,500,000		2,763,825
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/26	1,000,000		1,085,560
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/38	4,965,000		5,185,297
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.00	7/1/31	4,950,000		5,319,567
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000	a	1,681,363
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	655,000		659,624
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/38	5,000,000		5,413,800
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	13,595,000		14,459,506
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/25	1,000,000		1,064,620
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/26	2,330,000		2,466,515

New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	5,805,000		6,454,463
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000		8,251,362
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000		4,482,150
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured;
Assured Guaranty Municipal
Corp.)	5.70	5/1/20	2,180,000		2,184,251
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	4.95	5/1/41	7,000,000		7,223,020
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.20	10/1/25	5,865,000		6,193,968
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	5,560,000		6,131,568
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	1,260,000		1,330,535
New Jersey Institute of
Technology, GO	5.00	7/1/32	1,000,000		1,120,460
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000		4,342,520
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000		8,606,150
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	2,500,000		2,855,650
New Jersey Transportation Trust
Fund Authority (Transportation
System)	6.00	12/15/38	6,565,000		7,489,877
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	a	579,970
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	8,000,000		8,724,560
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	2,255,000		2,287,089
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	3,745,000		3,797,655
New Jersey Transportation Trust

Fund Authority (Transportation
System) (Prerefunded)	6.00	12/15/18	3,435,000	b	4,484,015
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000		71,087
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	120,000		133,973
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,420,000		5,932,840
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/16	655,000		731,268
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/16	165,000		195,688
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/27	3,000,000		3,614,280
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	3,520,000		4,170,426
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	1,690,000		1,997,867
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000		3,607,710
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/18	11,235,000		12,487,478
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.00	9/15/24	3,675,000		4,141,799
Port Authority of New York and New
Jersey (Consolidated Bonds,
167th Series)	5.50	9/15/26	7,600,000		8,807,640
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000		5,538,000
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air

Terminal LLC Project)	5.00	12/1/20	2,500,000		2,644,875
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000	a	3,122,680
Rutgers, The State University,
GO	5.00	5/1/39	3,450,000		3,746,252
Salem County Pollution Control
Financing Authority, PCR
(Public Service Electric and
Gas Company Project) (Insured;
National Public Finance
Guarantee Corp.)	5.45	2/1/32	1,590,000		1,590,906
South Jersey Port Corporation,
Marine Terminal Revenue	5.75	1/1/23	4,000,000		4,732,880
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/34	2,900,000		3,243,911
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.88	1/1/39	6,000,000		6,714,180
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	2,525,000		2,372,414
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000		2,686,440
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	2,800,000		2,121,196
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	4,000,000		3,050,440
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.38	6/1/12	1,000,000	b	1,008,720
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	1,790,000	b	1,922,800
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,630,000	b	11,448,297
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.75	6/1/12	4,020,000	b	4,057,587
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	1,780,000		1,796,483
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000		15,775,148
U.S. Related--11.8%
Guam Power Authority,
Revenue	5.50	10/1/30	2,250,000		2,313,022
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000		1,022,060
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	2,000,000		1,958,240
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	6,000,000		6,095,820
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	5,000,000		5,635,600
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000		10,947,091
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000		5,586,050
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	4,715,000		5,149,016
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,346,760
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.75	8/1/37	2,990,000		3,300,661
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,230,000		2,544,229
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	9,000,000		10,137,150
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	21,100,000	a	1,995,427
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	a	3,108,240
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Gross Receipts Taxes
Loan Note)	6.38	10/1/19	1,825,000		1,829,435
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000		5,289,050
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	2,000,000		2,104,040
Total Long-Term Municipal Investments
(cost $546,009,528)					590,132,202
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.8%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey;
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)
(cost $4,600,000)	0.20	4/1/12	4,600,000	[c]	4,600,000
Total Investments (cost $550,609,528)			98.7%		594,732,202
Cash and Receivables (Net)			1.3%		8,117,806
Net Assets			100.0%		602,850,008

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At March 31, 2012, net unrealized appreciation on investments was $44,122,674 of which $44,319,510 related to appreciated investment securities and $196,836 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVER	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt Liquidity Option	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
P-FLOATS	Puttable Floating Option Tax-Exempts Receipts	PILOT	Payment in Lieu of Taxes
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	594,732,202	-	594,732,202

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)